Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE SHORT-TERM BOND FUND, INC.
Entity Central Index Key	0000731890
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000225825
Shareholder Report [Line Items]
Fund Name	Ultra Short-Term Bond Fund
Class Name	Z Class
Trading Symbol	(TRZWX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short-Term Bond Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the 12-month period ended May 31, 2024, largely lifted by declining interest rates and tighter credit spreads near the end of 2023. Corporate bonds and securitized credit generated positive excess returns during the rally and the broader reporting period.

  The fund’s out-of-benchmark allocations to securitized sectors (residential mortgage-backed securities, asset-backed securities (ABS), and commercial mortgage-backed securities), overweight to investment-grade corporate bonds, and underweight to U.S. Treasuries aided relative performance versus its style-specific benchmark, the Bloomberg Short-Term Government/Corporate Index. Security selection among investment-grade corporate bonds also contributed.

  Positioning on the yield curve hindered relative performance. Specifically, an overweight to the two-year key rate detracted as the yield on the two-year U.S. Treasury note ended the period higher.

  The fund’s allocation to investment-grade corporate debt decreased over the reporting period but continued to represent the portfolio’s largest absolute and relative position. As corporate bond valuations tightened early in the period, we focused on additions in ABS, and our allocation to the ABS sector ended notably higher. Within the sector, the analyst team identified a variety of opportunities among automotive and industrial equipment securities.

  While we are primarily a cash bond manager, we occasionally employ the limited use of derivatives in our strategy for hedging purposes. Derivatives may include futures and options, as well as credit default and interest rate swaps. During the reporting period, our use of derivatives, particularly U.S. Treasury futures, contributed modestly to absolute performance.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 2/22/2021
Ultra Short-Term Bond Fund (Z Class)	7.04%	2.80%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 2.93
Bloomberg Short-Term Government/Corporate Index (Strategy Benchmark)	5.46	2.42

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 2,258,094,000
Holdings Count | Holding	416
Advisory Fees Paid, Amount	$ 3,300,000
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,258,094
Number of Portfolio Holdings	416

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	30.1%
AA Rated	6.2
A Rated	18.9
BBB Rated	32.1
Not Rated	- 3.2
U.S. Treasury Securities	3.3
Reserves	12.6

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills	2.9%
Verus Securitization Trust	1.9
Santander Drive Auto Receivables Trust	1.9
Exeter Automobile Receivables Trust	1.9
Octane Receivables Trust	1.8
Enterprise Fleet Financing	1.5
Targa Resources	1.2
Edison International	1.2
Conagra Brands	1.2
Structured Agency Credit Risk Debt Notes	1.0

Material Fund Change [Text Block]
C000193195
Shareholder Report [Line Items]
Fund Name	Ultra Short-Term Bond Fund
Class Name	I Class
Trading Symbol	(TRSTX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short-Term Bond Fund - I Class	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the 12-month period ended May 31, 2024, largely lifted by declining interest rates and tighter credit spreads near the end of 2023. Corporate bonds and securitized credit generated positive excess returns during the rally and the broader reporting period.

  The fund’s out-of-benchmark allocations to securitized sectors (residential mortgage-backed securities, asset-backed securities (ABS), and commercial mortgage-backed securities), overweight to investment-grade corporate bonds, and underweight to U.S. Treasuries aided relative performance versus its style-specific benchmark, the Bloomberg Short-Term Government/Corporate Index. Security selection among investment-grade corporate bonds also contributed.

  Positioning on the yield curve hindered relative performance. Specifically, an overweight to the two-year key rate detracted as the yield on the two-year U.S. Treasury note ended the period higher.

  The fund’s allocation to investment-grade corporate debt decreased over the reporting period but continued to represent the portfolio’s largest absolute and relative position. As corporate bond valuations tightened early in the period, we focused on additions in ABS, and our allocation to the ABS sector ended notably higher. Within the sector, the analyst team identified a variety of opportunities among automotive and industrial equipment securities.

  While we are primarily a cash bond manager, we occasionally employ the limited use of derivatives in our strategy for hedging purposes. Derivatives may include futures and options, as well as credit default and interest rate swaps. During the reporting period, our use of derivatives, particularly U.S. Treasury futures, contributed modestly to absolute performance.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 7/6/2017
Ultra Short-Term Bond Fund (I Class)	7.04%	2.73%	2.70%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	0.78
Bloomberg Short-Term Government/Corporate Index (Strategy Benchmark)	5.46	2.15	2.10

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 2,258,094,000
Holdings Count | Holding	416
Advisory Fees Paid, Amount	$ 3,300,000
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,258,094
Number of Portfolio Holdings	416

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	30.1%
AA Rated	6.2
A Rated	18.9
BBB Rated	32.1
Not Rated	- 3.2
U.S. Treasury Securities	3.3
Reserves	12.6

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills	2.9%
Verus Securitization Trust	1.9
Santander Drive Auto Receivables Trust	1.9
Exeter Automobile Receivables Trust	1.9
Octane Receivables Trust	1.8
Enterprise Fleet Financing	1.5
Targa Resources	1.2
Edison International	1.2
Conagra Brands	1.2
Structured Agency Credit Risk Debt Notes	1.0

Material Fund Change [Text Block]
C000119983
Shareholder Report [Line Items]
Fund Name	Ultra Short-Term Bond Fund
Class Name	Investor Class
Trading Symbol	(TRBUX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short-Term Bond Fund - Investor Class	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the 12-month period ended May 31, 2024, largely lifted by declining interest rates and tighter credit spreads near the end of 2023. Corporate bonds and securitized credit generated positive excess returns during the rally and the broader reporting period.

  The fund’s out-of-benchmark allocations to securitized sectors (residential mortgage-backed securities, asset-backed securities (ABS), and commercial mortgage-backed securities), overweight to investment-grade corporate bonds, and underweight to U.S. Treasuries aided relative performance versus its style-specific benchmark, the Bloomberg Short-Term Government/Corporate Index. Security selection among investment-grade corporate bonds also contributed.

  Positioning on the yield curve hindered relative performance. Specifically, an overweight to the two-year key rate detracted as the yield on the two-year U.S. Treasury note ended the period higher.

  The fund’s allocation to investment-grade corporate debt decreased over the reporting period but continued to represent the portfolio’s largest absolute and relative position. As corporate bond valuations tightened early in the period, we focused on additions in ABS, and our allocation to the ABS sector ended notably higher. Within the sector, the analyst team identified a variety of opportunities among automotive and industrial equipment securities.

  While we are primarily a cash bond manager, we occasionally employ the limited use of derivatives in our strategy for hedging purposes. Derivatives may include futures and options, as well as credit default and interest rate swaps. During the reporting period, our use of derivatives, particularly U.S. Treasury futures, contributed modestly to absolute performance.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Ultra Short-Term Bond Fund (Investor Class)	6.92%	2.61%	2.11%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	1.26
Bloomberg Short-Term Government/Corporate Index (Strategy Benchmark)	5.46	2.15	1.60

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 2,258,094,000
Holdings Count | Holding	416
Advisory Fees Paid, Amount	$ 3,300,000
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,258,094
Number of Portfolio Holdings	416

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	30.1%
AA Rated	6.2
A Rated	18.9
BBB Rated	32.1
Not Rated	- 3.2
U.S. Treasury Securities	3.3
Reserves	12.6

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills	2.9%
Verus Securitization Trust	1.9
Santander Drive Auto Receivables Trust	1.9
Exeter Automobile Receivables Trust	1.9
Octane Receivables Trust	1.8
Enterprise Fleet Financing	1.5
Targa Resources	1.2
Edison International	1.2
Conagra Brands	1.2
Structured Agency Credit Risk Debt Notes	1.0

Material Fund Change [Text Block]